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                              GOLDMAN SACHS TRUST
                     GOLDMAN SACHS FINANCIAL SQUARE FUNDS

                                  FST Shares
                              FST Service Shares
                           FST Administration Shares
                             FST Preferred Shares
                               FST Select Shares

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                      Supplement dated January 2, 2001 to
                        Prospectuses dated May 1, 2000

    Under the section titled "Dividends," the chart is revised to indicate a dividend declaration time of 5:00 p.m. (New York time) for the Money Market Fund. Also, the last paragraph of this section is revised as follows:

      The income declared as a dividend for the Prime Obligations, Treasury Obligations, Government and Money Market Funds is based on estimates of net investment income for each Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

    Under the section titled "Shareholder Guide--How To Buy Shares," the chart under "When Do Shares Begin Earning Dividends?" is revised to reflect for the Money Market Fund:

    If an effective order and federal funds are received:  Dividends begin:

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                                                       Same business day

  .   By 5:00 p.m. New York time

                                                       Next business day
  .   After 5:00 p.m. New York time


    Under the section titled "Shareholder Guide--How To Buy Shares," the chart under "How Are Shares Priced?" is revised to reflect for the Money Market
Fund:

    Fund:                                      NAV Calculated:
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  Money Market                 As of 5:00 p.m. New York time on each business
                                   day

    Under the section titled "Shareholder Guide--How To Sell Shares," the chart under "When Will Redemption Proceeds Be Wired?" is revised to reflect for the Money Market Fund:

  Redemption Request      Redemption Proceeds:           Dividends:
  Received:


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                          Wired same business        Not earned on day request
  .   By 5:00 p.m.            day                    is received
      New York time



                                                     Earned on day request is
  .   After 5:00 p.m.     Wired next business        received
      New York time           day